Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment stated at cost, less accumulated depreciation
	September 30, 2022	December 31, 2021
Computer Equipment	$447,342	$353,880
Furniture and Fixtures	184,524	102,416
Leasehold Improvements	47,616	11,457
	679,482	467,753
Less: Accumulated Depreciation	(430,519)	(364,814)
	$248,963	$102,939

	December 31, 2021	December 31, 2020
Computer Equipment	$353,880	$284,928
Furniture and Fixtures	102,416	86,888
Leasehold Improvements	11,457	-
	467,753	371,816
Less: Accumulated Depreciation	(364,814)	(315,558)
	$102,939	$56,258